Financial risk management (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IAS 39	€ 224,262	€ 85,301
Carrying amount of liabilities under IFRS 9			€ 37,072
FVTPL | Financial assets — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	5,140	2,596
Carrying amount of assets under IFRS 9			1
FVTPL | Financial assets—current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	635,359	1,004,539
Carrying amount of assets under IFRS 9			283,529
FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	699,447
Amortised cost | Research and development incentive receivables — non-current member
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	16,840	8,566
Carrying amount of assets under IFRS 9			4,883
Amortised cost | Restricted cash — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,243	630
Carrying amount of assets under IFRS 9			251
Amortised cost | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	5,687	28,115
Carrying amount of assets under IFRS 9			2,886
Amortised cost | Research and development incentive receivables — current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	377	261
Carrying amount of assets under IFRS 9			301
Amortised cost | Restricted cash — current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9			1,692
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	242,161	103,731
Carrying amount of assets under IFRS 9			63,589
Amortised cost | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	€ 50,001	€ 227,551
Carrying amount of assets under IFRS 9			€ 217,451